UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small-Cap Core Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	7/31/2007

Item 1. Schedule of Investments

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments

as of July 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS
CONSUMER DISCRETIONARY 15.9%

Auto Components 0.2%
7,600	Lear Corp.(a)	$255,208
3,100	Standard Motor Products, Inc.	38,595

		293,803

Automobiles
3,700	Monaco Coach Corp.	51,615

Distributors 1.2%
14,200	Building Material Holdings Corp.(b)	197,238
28,400	Keystone Automotive Industries, Inc.(a)	1,327,984
27,100	LKQ Corp.(a)(b)	770,453

		2,295,675

Diversified Consumer Services 0.6%
4,800	Pre-Paid Legal Services, Inc.(a)(b)	252,960
43,100	Universal Technical Institute, Inc.(a)(b)	932,253

		1,185,213

Hotels, Restaurants & Leisure 4.0%
1,400	Buffalo Wild Wings, Inc.(a)	60,508
400	CBRL Group, Inc.	15,372
22,200	CEC Entertainment, Inc.(a)	655,122
16,300	CKE Restaurants, Inc.	281,827
6,000	IHOP Corp.(b)	391,380
27,400	Jack in the Box, Inc.(a)(b)	1,753,326
4,100	Landry’s Restaurants, Inc.	108,609
50,800	O’Charleys, Inc.	900,684
47,900	Papa John’s International, Inc.(a)	1,313,897
20,800	Pinnacle Entertainment, Inc.(a)(b)	551,408
24,100	Red Robin Gourmet Burgers, Inc.(a)(b)	929,537
10,300	Sonic Corp.(a)(b)	212,798
58,600	Texas Roadhouse, Inc.(a)	695,582

		7,870,050

Household Durables 0.8%
22,500	Ethan Allen Interiors, Inc.(b)	768,600
700	NVR, Inc.(a)(b)	404,936
27,000	Standard-Pacific Corp.(b)	399,870

		1,573,406

Internet & Catalog Retail 0.1%
1,900	Blue Nile, Inc.(a)	143,659
200	PetMed Express, Inc.(a)	2,916

		146,575

Leisure Equipment & Products 1.2%
35,400	Jakks Pacific, Inc.(a)	839,334
8,600	Polaris Industries, Inc.(b)	424,496
11,850	Pool Corp.(b)	398,279
17,100	RC2 Corp.(a)	605,511

		2,267,620

Specialty Retail 5.2%
8,500	Aeropostale, Inc.(a)	323,681
42,975	Brown Shoe Co., Inc.	899,897
10,000	Cato Corp. (The)(Class A)	206,800
23,800	Dress Barn, Inc.(a)(b)	432,922
4,900	Group 1 Automotive, Inc.(b)	183,848
40,400	Gymboree Corp.(a)	1,739,220
950	Hibbett Sporting Goods, Inc.(a)(b)	24,349
37,800	Jos. A. Bank Clothiers, Inc.(a)(b)	1,304,100
32,550	Men’s Warehouse, Inc. (The)(b)	1,607,970
21,100	Midas, Inc.(a)(b)	383,387
56,100	Select Comfort Corp.(a)(b)	894,234
26,600	Sonic Automotive, Inc.	728,840
38,800	Tween Brands, Inc.(a)(b)	1,484,488
600	Zale Corp.(a)	12,738

		10,226,474

Textiles, Apparel & Luxury Goods 2.6%
33,400	Fossil, Inc.(a)(b)	853,370
1,700	Hanesbrands, Inc.(a)	52,717
39,900	Kellwood Co.(b)	1,023,036
200	Oxford Industries, Inc.	8,080
23,300	Phillips-Van Heusen	1,212,998
5,500	Steven Madden, Ltd.	155,100
3,600	Unifirst Corp.	135,216
59,100	Wolverine World Wide, Inc.(b)	1,599,246

		5,039,763

CONSUMER STAPLES 3.1%

Food & Staples Retailing 0.5%
21,700	Casey’s General Stores, Inc.	540,981
1,900	Great Atlantic & Pacific Tea Co.(a)(b)	55,385
9,300	Nash Finch Co.(b)	374,511

		970,877

Food Products 1.8%
22,900	Corn Products International, Inc.	1,021,798
2,400	J&J Snack Foods Corp.	82,680
1,700	Pilgrim’s Pride Corp.	57,256
19,400	Ralcorp Holdings, Inc.(a)	1,008,024
30,400	Sanderson Farms, Inc.	1,212,048
6,900	TreeHouse Foods, Inc.(a)	154,629

		3,536,435

Personal Products 0.8%
6,200	Chattem, Inc.(a)(b)	348,192
25,800	NBTY, Inc.(a)(b)	1,123,332
5,000	Nu Skin Enterprises, Inc. (Class A)	77,600

		1,549,124

Tobacco
3,000	Alliance One International, Inc.(a)	25,950

ENERGY 6.3%

Energy Equipment & Services 3.5%
7,400	Bristow Group, Inc.(a)(b)	350,982
10,500	Dresser-Rand Group, Inc.(a)	389,550
5,200	FMC Technologies, Inc.(a)	475,904
39,700	Hornbeck Offshore Services, Inc.(a)(b)	1,709,085
7,100	NATCO Group, Inc.(a)	328,659
4,800	Oceaneering International, Inc.(a)	269,568
12,300	SEACOR Holdings, Inc.(a)(b)	1,072,806
19,700	Unit Corp.(a)	1,084,682
18,900	W-H Energy Services, Inc.(a)	1,211,112

		6,892,348

Oil, Gas & Consumable Fuels 2.8%
4,901	Cimarex Energy Co.	185,484
28,000	Frontier Oil Corp.(b)	1,084,440
1,500	Gulfport Energy Corp.(a)	28,515
5,800	Massey Energy Co.(b)	123,830
13,400	Petroleum Development Corp.(a)(b)	540,556
20,800	St. Mary Land & Exploration Co.	692,432
40,300	Stone Energy Corp.(a)	1,309,750
35,200	Swift Energy Co.(a)	1,504,448

		5,469,455

FINANCIAL 13.9%

Capital Markets 0.5%
5,700	MCG Capital Corp.	82,479
15,900	Piper Jaffray Cos., Inc.(a)(b)	761,928
12,349	SWS Group, Inc.	217,960

		1,062,367

Commercial Banks 4.7%
3,500	Ameris Bancorp	62,475
42,100	Central Pacific Financial Corp.	1,187,640
5,713	Citizens Republic Bancorp, Inc.	91,979
900	Community Bancorp(a)	21,069
25,000	Community Bank System, Inc.	449,750

8,300	East West Bancorp, Inc.(b)	304,278
1,000	First Community Bancshares, Inc.	26,900
11,200	First Financial Bancorp	136,976
1,400	First Merchants Corp.	28,350
7,550	First Midwest Bancorp, Inc.(b)	248,320
44,000	Frontier Financial Corp.(b)	942,480
37,000	Irwin Financial Corp.(b)	433,640
34,700	Nara Bancorp, Inc.	512,172
400	Oriental Financial Group, Inc.	3,568
3,900	Pacific Capital Bancorp	81,510
13,090	Provident Bankshares Corp.	375,683
6,100	Renasant, Corp.	116,998
30,900	South Financial Group, Inc. (The)	666,204
13,600	Sterling Financial Corp.	308,856
19,200	Susquehanna Bancshares, Inc.	332,160
27,300	Umpqua Holdings Corp.	519,246
2,700	Union Bankshares, Corp.	52,407
27,600	United Bankshares, Inc.(b)	768,660
24,100	United Community Banks, Inc.	565,145
4,200	Vineyard National Bancorp	86,898
4,100	Wesbanco, Inc.	90,405
13,300	Whitney Holding Corp.	332,367
8,700	Wilshire Bancorp, Inc.	89,349
12,200	Wintrust Financial Corp.	480,802

		9,316,287

Consumer Finance 1.0%
20,900	Cash America International, Inc.	765,358
24,700	First Cash Financial Services, Inc.(a)	538,213
18,500	World Acceptance Corp.(a)	595,515

		1,899,086

Diversified Financial Services 0.1%
3,950	Financial Federal Corp.(b)	111,983

Insurance 3.4%
4,400	Castlepoint Holdings, Ltd.	54,780
8,900	Commerce Group, Inc.	255,697
3,650	Delphi Financial Group, Inc. (Class A)	146,621
15,400	LandAmerica Financial Group, Inc.(b)	1,179,486
41,900	Montpelier Re Holdings, Ltd.	664,115
8,300	Philadelphia Consolidated Holding Corp.(a)	299,962
10,300	Presidential Life Corp.	167,993
2,200	ProAssurance Corp.(a)	108,636
9,000	RLI Corp.	522,000
34,500	Safety Insurance Group, Inc.	1,148,850
12,900	Selective Insurance Group, Inc.	264,708
6,000	Stewart Information Services Corp.(b)	218,880
38,800	Zenith National Insurance Corp.	1,565,968

		6,597,696

Real Estate Investment Trust (REIT) 3.1%
2,000	Ashford Hospitality Trust, Inc.	20,440
10,600	Capital Lease Funding, Inc.	98,262

3,800	CBRE Realty Finance, Inc.	35,226
39,200	Colonial Properties Trust(b)	1,355,928
2,200	Crystal River Capital, Inc.	38,258
25,200	Entertainment Properties Trust(b)	1,122,660
50,700	Inland Real Estate Corp.(b)	766,584
5,300	Kite Realty Group Trust	84,588
62,300	Lexington Realty Trust(b)	1,175,601
37,700	Medical Properties Trust, Inc.(b)	422,240
16,200	National Retail Properties, Inc.(b)	350,892
4,800	Newcastle Investment Corp.	86,448
3,400	Northstar Realty Finance Corp.(b)	34,306
10,200	Parkway Properties, Inc.	413,916
8,400	Senior Housing Properties Trust(b)	145,152

		6,150,501

Thrifts & Mortgage Finance 1.1%
14,000	Bankunited Financial Corp.	235,760
8,400	Downey Financial Corp.	446,796
10,300	FirstFed Financial Corp.(a)(b)	465,560
6,000	Flagstar Bancorp, Inc.(b)	64,200
54,800	Franklin Bank Corp./Houston, TX(a)(b)	588,004
10,000	Triad Guaranty, Inc.(a)	275,700

		2,076,020

HEALTHCARE 12.0%
Biotechnology 0.6%
23,900	Martek Biosciences Corp.(a)(b)	612,318
7,600	OSI Pharmaceuticals, Inc.(a)	245,024
25,100	Savient Pharmaceuticals, Inc.(a)(b)	297,184

		1,154,526

Healthcare Equipment & Supplies 5.3%
20,700	Analogic Corp.(b)	1,374,273
5,800	Arthrocare Corp.(a)(b)	293,596
5,600	CONMED Corp.(a)	156,240
2,100	Datascope Corp.	72,261
16,900	Greatbatch, Inc.(a)(b)	524,407
800	Haemonetics Corp.(a)(b)	39,536
20,300	Holologic, Inc.(a)(b)	1,051,540
27,200	ICU Medical, Inc.(a)(b)	904,128
17,600	IDEXX Laboratories, Inc.(a)(b)	1,764,576
25,900	Immucor, Inc.(a)(b)	807,044
29,200	Integra LifeSciences Holdings Corp.(a)(b)	1,449,780
600	Invacare Corp.	12,330
3,000	Kensey Nash Corp.(a)	73,230
13,900	Mentor Corp.(b)	546,965
12,000	Meridian Bioscience, Inc.	267,960
13,000	PolyMedica Corp.(b)	525,070
16,100	Quidel Corp.(a)	239,568
600	Respironics, Inc.(a)	27,450
4,300	Vital Signs, Inc.	223,643

		10,353,597

Healthcare Providers & Services 3.2%
19,500	Amedisys, Inc. (a)	738,075
3,800	AmSurg Corp.(a)	95,532
27,000	Chemed Corp.(b)	1,708,560
4,100	Gentiva Health Services, Inc.(a)	81,877
26,800	HealthExtras, Inc.(a)	719,044
30,900	LCA-Vision, Inc.	1,097,259
1,800	Owens & Minor, Inc.	69,210
30,800	Pediatrix Medical Group, Inc.(a)	1,661,968
3,200	Providence Service Corp.(a)	84,064
7,200	RehabCare Group, Inc.(a)	102,024

		6,357,613

Healthcare Technology 0.6%
23,600	Cerner Corp.(a)(b)	1,247,732

Life Sciences, Tools & Services 1.1%
22,200	Dionex Corp.(a)	1,509,822
9,800	Pharmanet Development Group, Inc.(a)	274,400
4,000	Ventana Medical Systems, Inc.(a)	333,360

		2,117,582

Pharmaceuticals 1.2%
36,300	MGI Pharma, Inc.(a)(b)	908,589
11,800	Noven Pharmaceuticals, Inc.(a)	209,568
51,400	Sciele Pharma, Inc.(a)(b)	1,191,966

		2,310,123

INDUSTRIALS 20.4%

Aerospace & Defense 3.3%
4,100	AAR Corp.(a)	122,303
24,700	Ceradyne, Inc.(a)(b)	1,843,361
19,300	Curtiss-Wright Corp.	840,901
38,400	EDO Corp.(b)	1,269,120
1,700	Moog, Inc. (Class A)(a)	72,794
36,200	Teledyne Technologies, Inc.(a)	1,606,194
8,900	Triumph Group, Inc.(b)	678,269

		6,432,942

Air Freight & Logistics 0.3%
600	Atlas Air Worldwide Holdings, Inc.(a)	32,526
13,800	HUB Group, Inc.(a)(b)	469,476

		502,002

Building Products 1.4%
42,100	Apogee Enterprises, Inc.	1,084,496
4,500	Gibraltar Industries, Inc.	86,895
3,900	Goodman Global, Inc.(a)	94,068
8,390	Griffon Corp.(a)	147,412
28,300	Lennox International, Inc.	1,083,890
6,100	Universal Forest Products, Inc.	241,316

		2,738,077

Commercial Services & Supplies 3.7%
11,400	ABM Industries, Inc.	286,824
12,500	Administaff, Inc.	408,750
21,900	Bowne & Co., Inc.	379,746
9,700	Brady Corp. (Class A)	339,403
10,500	Consolidated Graphics, Inc.(a)	692,055
1,200	Heidrick & Struggles International, Inc.(a)(b)	64,488
4,800	Huron Consulting Group, Inc.(a)(b)	326,064
64,600	Labor Ready, Inc.(a)(b)	1,521,976
11,800	Mobile Mini, Inc.(a)(b)	337,126
11,800	ON Assignment, Inc.(a)	118,354
8,200	Spherion Corp.(a)	72,406
10,800	Stericycle, Inc.(a)(b)	517,752
16,700	United Stationers, Inc.(a)	1,064,458
27,400	Viad Corp.	985,030
3,750	Volt Information Sciences, Inc.(a)	58,425
4,200	Waste Connections, Inc.(a)(b)	130,200
600	Watson Wyatt & Co. Holdings	26,730

		7,329,787

Construction & Engineering 2.2%
52,100	EMCOR Group, Inc.(a)	1,870,390
600	Granite Construction, Inc.	38,994
2,400	Perini Corp.(a)	147,384
7,600	Quanta Services, Inc.(a)(b)	216,068
41,400	URS Corp.(a)	2,039,364

		4,312,200

Electrical Equipment 2.6%
33,100	Acuity Brands, Inc.(b)	1,956,210
31,900	Belden CDT, Inc.	1,747,482
14,100	Regal-Beloit Corp.(b)	715,152
4,600	Thomas & Betts Corp.(a)	284,280
7,400	Woodward Governor Co.(b)	427,350

		5,130,474

Industrial Conglomerates 0.1%
9,400	Tredegar Corp.	172,584

Machinery 5.2%
14,300	Astec Industries, Inc.(a)	746,031
5,100	Barnes Group, Inc.(b)	159,120
1,700	Cascade Corp.	115,243
31,100	EnPro Industries, Inc.(a)(b)	1,224,718
42,300	Gardner Denver, Inc.(a)	1,759,257
14,325	IDEX Corp.	518,708
18,800	Kaydon Corp.(b)	1,000,348
26,800	Manitowoc Co., Inc. (The)	2,081,556
17,500	Mueller Industries, Inc.	645,400
4,800	Robbins & Myers, Inc.(b)	253,104
21,700	Toro Co. (The)	1,219,974

2,500	Valmont Industries, Inc.	188,975
25,800	Wabash National Corp.	327,918

		10,240,352

Road & Rail 0.7%
17,600	Arkansas Best Corp.	634,128
16,900	Landstar System, Inc.	768,274
100	Old Dominion Freight Line, Inc.(a)	2,886
1,100	Saia, Inc.(a)	22,253

		1,427,541

Trading Companies & Distributors 0.9%
33,200	Applied Industrial Technologies, Inc.	942,548
10,800	Kaman Corp. (Class A)	361,692
7,400	MSC Industrial Direct Co., Inc. (Class A)	372,146
600	Watsco, Inc.	29,946

		1,706,332

INFORMATION TECHNOLOGY 16.9%
Communications Equipment 1.1%
2,800	Anaren Microwave, Inc.(a)	48,272
4,300	Arris Group, Inc.(a)	63,726
5,600	Black Box Corp.	225,400
26,300	Blue Coat Systems, Inc.(a)(b)	1,281,599
20,500	Network Equipment Technologies, Inc.(a)(b)	193,520
4,200	Oplink Communications, Inc.(a)	67,914
7,000	Viasat, Inc.(a)	200,410

		2,080,841

Computers & Peripherals 1.2%
23,000	Emulex Corp.(a)	455,400
70,500	Novatel Wireless, Inc.(a)(b)	1,517,865
4,600	Stratasys, Inc.(a)(b)	202,446
4,400	Synaptics, Inc.(a)(b)	154,528

		2,330,239

Electronic Equipment & Instruments 4.5%
18,800	Agilysys, Inc.	361,148
25,100	Anixter International, Inc.(a)(b)	2,074,515
12,300	Checkpoint Systems, Inc.(a)	283,761
20,300	Electro Scientific Industries, Inc.(a)	445,585
14,700	FLIR Systems, Inc.(a)(b)	641,655
4,200	Gerber Scientific, Inc.(a)	43,596
21,400	L-1 Identity Solutions, Inc.(a)(b)	366,796
19,000	Littelfuse, Inc.(a)	619,210
40,600	LoJack Corp.(a)	865,592
53,100	Methode Electronics, Inc. (Class A)	858,627
13,600	MTS Systems Corp.	567,800
16,100	Rogers Corp.(a)	581,854
3,200	ScanSource, Inc.(a)(b)	85,856
26,100	Technitrol, Inc.	678,600
5,200	Trimble Navigation Ltd.(a)	171,756
27,300	X-Rite, Inc.(b)	368,550

		9,014,901

Internet Software & Services 0.8%
47,400	J2 Global Communications, Inc.(a)(b)	1,547,136

IT Services 0.6%
23,500	Ciber, Inc.(a)	178,365
800	Global Payments, Inc.	29,920
57,800	SYKES Enterprises, Inc.(a)	967,572

		1,175,857

Semiconductors & Semiconductor Equipment 4.4%
50,500	Advanced Energy Industries, Inc.(a)(b)	894,355
59,900	Brooks Automation, Inc.(a)	1,052,443
82,700	Exar Corp.(a)(b)	1,168,551
1,900	Pericom Semiconductor Corp.(a)	20,292
55,900	PMC - Sierra, Inc.(a)(b)	425,958
4,600	Sigma Designs, Inc.(a)(b)	146,280
60,400	Silicon Image, Inc.(a)	411,928
193,000	Skyworks Solutions, Inc.(a)	1,528,560
7,700	Techwell, Inc.(a)	96,096
55,650	Varian Semiconductor Equipment Associates, Inc.(a)(b)	2,615,550
11,400	Zoran Corp.(a)	214,890

		8,574,903

Software 4.3%
35,800	ANSYS, Inc.(a)(b)	932,232
17,600	Blackbaud, Inc.(b)	368,544
55,300	Epicor Software Corp.(a)(b)	722,218
28,100	FactSet Research Systems, Inc.(b)	1,854,319
47,900	Informatica Corp.(a)(b)	667,726
13,200	JDA Software Group, Inc.(a)	298,452
23,700	Manhattan Associates, Inc.(a)(b)	660,519
17,300	Phoenix Technologies, Ltd.(a)	199,469
33,600	Progress Software Corp.(a)	1,016,400
36,000	Secure Computing Corp.(a)(b)	284,400
32,600	SPSS, Inc.(a)	1,337,904
4,000	THQ, Inc.(a)	115,040

		8,457,223

MATERIALS 6.0%
Chemicals 1.6%
3,200	Arch Chemicals, Inc.	113,216
61,000	H.B. Fuller Co.	1,685,430
25,200	OM Group, Inc.(a)	1,220,688
16,200	PolyOne Corp.(a)(b)	121,824

		3,141,158

Construction Materials 0.1%
9,400	Headwaters, Inc.(a)(b)	151,622

Containers & Packaging 0.8%
48,400	Rock-Tenn Co. (Class A)	1,486,848

Metals & Mining 3.3%
2,800	Carpenter Technology Corp.	332,332
18,600	Century Aluminum Co.(a)(b)	958,644
15,900	Chaparral Steel Co.	1,336,236
17,400	Cleveland-Cliffs, Inc.(b)	1,205,298
13,400	Commercial Metals Co.	413,256
20,275	Quanex Corp.(b)	913,592
8,300	Reliance Steel & Aluminum Co.	436,082
26,200	Ryerson, Inc.(b)	840,758

		6,436,198

Paper & Forest Products 0.2%
20,700	Buckeye Technologies, Inc.(a)	317,331
1,800	Neenah Paper, Inc.	69,714
3,400	Schweitzer-Mauduit International, Inc.	77,622

		464,667

TELECOMMUNICATION SERVICES

Diversified Telecommunication Services

1,200	Atlantic Tele-Network, Inc.	35,016

UTILITIES 4.9%

Electric Utilities 1.4%
25,700	Allete, Inc.(b)	1,126,688
1,300	Central Vermont Public Service Corp.	44,200
49,600	El Paso Electric Co.(a)	1,154,192
8,200	UIL Holding Corp.	242,556
3,700	Unisource Energy Corp.	112,591

		2,680,227

Gas Utilities 3.2%
48,300	Atmos Energy Corp.	1,355,781
31,500	Energen Corp.(b)	1,666,665
8,600	Laclede Group, Inc.	254,130
3,700	New Jersey Resources Corp.	173,900
7,300	Northwest Natural Gas Co.	304,191
500	South Jersey Industries, Inc.	16,385
2,425	Southern Union Co.	74,884
40,300	Southwest Gas Corp.	1,252,524
45,000	UGI Corp.	1,161,450

		6,259,910

Multi-Utilities
1,600	Avista Corp.	31,712

Water Utilities 0.3%

17,400	American States Water Co.(b)	641,886

	Total long-term investments (cost $162,276,768)	194,652,131

Principal Amount (000)
SHORT-TERM INVESTMENTS 39.0%

U.S. Government Security 0.1%
$ 150	United States Treasury Bill 4.80%, 9/20/2007 (c)(d) (Cost $149,045)	149,005
Shares
Affiliated Money Market Mutual Fund 38.9%
76,268,824	Dryden Core Investment Fund-Taxable Money Market Series (cost $76,268,824; includes $75,566,312 of cash collateral received for securities on loan)(e)(f)	76,268,824

	Total short-term investments (cost $76,417,869)	76,417,829

	Total Investments 138.4% (cost $238,694,637)(g)	271,069,960
	Liabilities in excess of other assets (h) (38.4%)	(75,245,279)

	Net Assets 100.0%	$195,824,681

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $70,471,191; cash collateral of $75,566,312 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$238,871,874	$38,061,986	$5,863,900	$32,198,086

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(h)	Includes net unrealized depreciation on financial future contract as follows:

Open future contracts outstanding at July 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2007	Unrealized Depreciation
3	Long Position: Russell 2000 Index Futures	Sept. 2007	$1,220,750	$1,171,500	($49,250)

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/ offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Small Cap Core Equity Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2007

*	Print the name and title of each signing officer under his or her signature.